CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - CAD ($) $ in Millions		Total		Common share capital	Preferred share capital	Issued capital	Issued capital Common share capital	Issued capital Preferred share capital	Deficit	Deficit Common share capital	Deficit Preferred share capital	AOCI [1]	Total	Total Common share capital	Total Preferred share capital	Non-Controlling Interest
Equity, beginning balance at Dec. 31, 2022		$ 15,789					$ 15,793	$ 2,208	$ (2,613)			$ 341	$ 15,729			$ 60
Total comprehensive income (loss)
Earnings (loss)		1,776	[2]						1,776				1,776
Other comprehensive income (loss), net of tax (Note 23)
Other comprehensive income (loss), net of tax		(120)	[2]									(120)	(120)
Total comprehensive income		1,656	[2]						1,776			(120)	1,656
Transactions with shareholders of the Company (Note 17)
Part VI.1 tax		(9)			$ (9)	$ (9)							(9)
Repurchase of common shares		(50)		$ (34)		(34)			(16)				(50)
Share-based payment transactions		6		6		6							6
Dividends declared				(1,459)	(120)					$ (1,459)	$ (120)			$ (1,459)	$ (120)
Purchase/Derecognition of non-controlling interest	[3]	0							60				60			(60)
Total transactions with shareholders of the Company		(1,632)					(28)	(9)	(1,535)			0	(1,572)			(60)
Equity, ending balance at Dec. 31, 2023		15,813					15,765	2,199	(2,372)			221	15,813			0
Total comprehensive income (loss)
Earnings (loss)		1,874							1,864				1,864			10
Other comprehensive income (loss), net of tax (Note 23)
Other comprehensive income (loss), net of tax		420										420	420
Total comprehensive income		2,294							1,864			420	2,284			10
Transactions with shareholders of the Company (Note 17)
Common shares issued, net of issue costs				1,230			1,230							1,230
Part VI.1 tax		(9)			(9)	(9)							(9)
Share-based payment transactions		13		13		13							13
Dividends declared				$ (1,569)	$ (132)					$ (1,569)	$ (132)			$ (1,569)	$ (132)
Dividend equivalent payment – subscription receipts		(20)							(20)				(20)
Preferred shares reclassified to trade payables and other		(26)				$ (26)							(26)
Distributions to non-controlling interests		(12)														(12)
Acquisition		148														148
Purchase/Derecognition of non-controlling interest		(220)							(74)				(74)			(146)
Total transactions with shareholders of the Company		(597)					1,243	(35)	(1,795)			0	(587)			(10)
Equity, ending balance at Dec. 31, 2024		$ 17,510					$ 17,008	$ 2,164	$ (2,303)			$ 641	$ 17,510			$ 0

[1]	Accumulated Other Comprehensive Income ("AOCI").
[2]	(1) Comparative 2023 period has been adjusted. See Note 4 Changes in Accounting Policies
[3]	In the fourth quarter of 2023, Williams Partners Operating, LLC provided notice to Pacific Gas Pipeline, LLC of its intent to withdraw from the Limited Partnership, effective
December 31, 2023. As a result, the $60 million originally recognized in non-controlling interest was reclassified to owner's equity on December 31, 2023.